Revenue and Deferred Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue and Deferred Revenue [Abstract]
Schedule of Revenue Disaggregated by Timing of Revenue Recognition

The following table provides the Company’s revenue disaggregated by the timing of revenue recognition:

	Three months ended September 30,		Nine months ended September 30,
(In thousands)	2023	2022	2023	2022
Transferred at a point in time	$2,831	$5,657	$12,384	$28,675
Transferred over time	308	1,362	1,625	23,694
Total revenue	$3,139	$7,019	$14,009	$52,369

The following table provides the Company’s revenue disaggregated by the timing of revenue recognition:

	Year Ended December 31,
(In thousands)	2022	2021
Transferred at a point in time	$34,813	$23,624
Transferred over time	23,446	36,235
Total revenue	$58,259	$59,859
	Year Ended December 31,
(In thousands)	2022	2021
Cultivation solutions, including ancillary products and services	$711	$11,354
Agrify Insights™	74	8
Facility build-outs	23,129	36,193
Extraction solutions	34,345	12,304
Total revenue	$58,259	$59,859

Schedule of Current Deferred Revenue

Changes in the Company’s current deferred revenue balance for the three months ended September 30, 2023 and the year ended December 31, 2022 were as follows:

(In thousands)	Three months ended September 30, 2023	Year ended December 31, 2022
Deferred revenue – beginning of period	$4,112	$3,772
Additions	3,685	13,392
Recognized	(3,718)	(13,052)
Deferred revenue – end of period	$4,079	$4,112

Changes in the Company’s current deferred revenue balance for the years ended December 31, 2022 and 2021 were as follows:

	Year Ended December 31,
(In thousands)	2022	2021
Deferred revenue – beginning of period	$3,772	$152
Additions	13,392	3,762
Recognized	(13,052)	(142)
Deferred revenue – end of period	$4,112	$3,772